GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill balances and movements for each reportable segments during the period
The following table presents goodwill balances and the movements for each of our reportable segments during the years ended October 31, 2023 and 2024:

	Life Sciences and Diagnostics Markets	Agilent CrossLab	Applied Markets	Total
	(in millions)
Goodwill as of October 31, 2022	$2,486	$1,165	$301	$3,952
Foreign currency translation impact	1	1	4	6
Goodwill arising from acquisitions and adjustments	15	—	—	15
Goodwill adjustment related to divestiture of business	(13)	$—	—	(13)
Goodwill as of October 31, 2023	$2,489	$1,166	$305	$3,960
Foreign currency translation impact	(15)	2	4	(9)
Goodwill arising from acquisitions and adjustments	526	—	—	526
Goodwill as of October 31, 2024	$3,000	$1,168	$309	$4,477

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The component parts of other intangible assets at October 31, 2023 and 2024 are shown in the table below:

	Other Intangible Assets
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
	(in millions)
As of October 31, 2023:
Purchased technology	$1,467	$1,093	$374
Trademark/Trade name	196	163	33
Customer relationships	149	112	37
Third-party technology and licenses	34	13	21
Total amortizable intangible assets	$1,846	$1,381	$465
In-Process R&D	10	—	10
Total	$1,856	$1,381	$475
As of October 31, 2024:
Purchased technology	$1,484	$1,169	$315
Backlog	9	—	9
Trademark/Trade name	199	174	25
Customer relationships	291	107	184
Third-party technology and licenses	33	19	14
Total amortizable intangible assets	$2,016	$1,469	$547
In-Process R&D	—	—	—
Total	$2,016	$1,469	$547

Future Amortization expense for the next five years and thereafter
Future amortization expense related to existing finite-lived purchased intangible assets associated with business combinations for the next five fiscal years and thereafter is estimated below:

Estimated future amortization expense:
(in millions)
2025	$104
2026	$75
2027	$72
2028	$65
2029	$61
Thereafter	$170